Income Taxes - Combined effects of income tax expense exemption and other preferential tax treatment (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effect of preferential tax treatment	¥ (3,346)	¥ (7,139)	¥ (13,050)
Basic net loss per share effect	¥ (0.01)	¥ (0.01)	¥ (0.02)